Equity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)	2,076,140	140,135
Total consideration	$ 20	$ 0
Debt issuance cost	$ 143
Total estimated fair value		$ 104
Exercise of options (in Shares)	165,046	46,561
Shares Issuance [Member]
Equity (Details) [Line Items]
Total consideration	$ 688